Equity (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Item	Dec. 31, 2011
Redeemable preferred stock
Temporary equity stated dividend rate percentage	8.375%	8.375%
Number of Series of Units Classified Into Temporary Equity	1
Other noncontrolling redeemable interests in properties	$ 152,469	$ 242,408
Limited partners' preferred interest in the Operating Partnership and other noncontrolling redeemable interests in properties	178,006	267,945
7.5% Cumulative Redeemable Preferred Units
Redeemable preferred stock
Temporary equity stated dividend rate percentage	7.50%	7.50%
Temporary equity, shares authorized	260,000	260,000
Temporary equity, shares issued	255,373	255,373
Temporary equity, shares outstanding	255,373	255,373
Limited partners' preferred interest in the Operating Partnership	$ 25,537	$ 25,537
Cumulative quarterly distributions on preferred units (in dollars per share)	$ 7.50
Temporary equity redemption price (in dollars per share)	$ 100.00
Liquidation preference (in dollars per share)	$ 100.00